Capital Structure (Tables)	12 Months Ended
Dec. 31, 2013
Capital Structure [Abstract]
Schedule of conversions of convertible preferred stock and common stock

	Series 1 Convertible	Common
	Preferred Stock	Stock
Balance, January 1, 2012	376,387	18,634,369
Preferred Stock Conversions	-	-
Common Stock Issuances	-	-
Balance, December 31, 2012	376,387	18,634,369

Preferred Stock Conversions	-	-
Common Stock Issuances	-	2,514,493
Balance, December 31, 2013	376,387	21,148,862